Segment reporting (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Disclosure of segment reporting [Line Items]
External Customers	₨ 35,633,922		$ 427,399	₨ 33,403,726		₨ 27,025,675
Intersegment Revenues	309,214			307,503		308,221
Operating expenses	(28,849,641)	[1]		(27,110,545)	[2]	20,880,346
Intersegment Expenses	(309,214)			(307,503)		(308,221)
Segment operating income / (loss)	6,784,281			6,293,181		6,145,329
Unallocated expenses:
Support Service Unit Costs	(192,902)			(149,607)		(105,285)
Depreciation and amortization	(4,773,414)			(3,971,865)		(3,298,047)
Other income / (expense), net	184,613		2,214	131,840		130,728
Finance income	337,723		4,051	222,905		73,577
Finance expenses	(1,988,262)	[1]		(1,505,433)	[2]	(1,098,096)
Profit / (loss) before tax	352,039		4,223	1,021,021		1,848,206
Income tax (expense) / benefit	(183,100)		(2,196)	(346,499)		(590,261)
Profit / (loss) for the year	168,939		$ 2,027	674,522		1,257,945
Network Connectivity Services
Disclosure of segment reporting [Line Items]
External Customers	14,661,136			13,290,510		12,011,178
Intersegment Revenues	0			0		0
Operating expenses	(12,319,398)	[1]		(11,125,798)	[2]	9,880,381
Intersegment Expenses	(251,796)			(250,085)		(250,803)
Segment operating income / (loss)	2,089,942			1,914,627		1,879,994
Data Center Services
Disclosure of segment reporting [Line Items]
External Customers	11,053,956			10,125,610		7,494,395
Intersegment Revenues	87,753			87,749		87,753
Operating expenses	(6,425,331)	[1]		(6,085,634)	[2]	4,297,871
Intersegment Expenses	0			0		0
Segment operating income / (loss)	4,716,378			4,127,725		3,284,277
Digital Services
Disclosure of segment reporting [Line Items]
External Customers	9,918,830			9,987,606		7,520,102
Intersegment Revenues	221,461			219,754		220,468
Operating expenses	(10,104,912)	[1]		(9,899,113)	[2]	6,702,094
Intersegment Expenses	(57,418)			(57,418)		(57,418)
Segment operating income / (loss)	₨ (22,039)			₨ 250,829		₨ 981,058

[1]	Bank charges of ₹ 164,980 ($ 1,979) have been allocated to respective segments in operating expenses
[2]	Bank charges of ₹ 147,089 ($ 1,789) have been allocated to respective segments in operating expenses